Financial Instruments (Details) - Schedule of Three Levels of Fair Value Measurements in the Fair Value Hierarchy - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Financial Instruments (Details) - Schedule of Three Levels of Fair Value Measurements in the Fair Value Hierarchy [Line Items]
Traded shares	$ 172,185	$ 20,574
Total assets	172,185	20,574
Liability in respect of warrants	140	808
Contingent consideration in business combination		9,558
Total liabilities	140	10,366
Presented under current liabilities		9,558
Presented under non-current liabilities	140	808
Level 1 [Member]
Financial Instruments (Details) - Schedule of Three Levels of Fair Value Measurements in the Fair Value Hierarchy [Line Items]
Traded shares	172,185	20,574
Total assets	172,185
Liability in respect of warrants
Contingent consideration in business combination
Total liabilities
Presented under current liabilities
Presented under non-current liabilities
Level 2 [Member]
Financial Instruments (Details) - Schedule of Three Levels of Fair Value Measurements in the Fair Value Hierarchy [Line Items]
Traded shares
Total assets
Liability in respect of warrants	140	808
Contingent consideration in business combination
Total liabilities	140	808
Presented under non-current liabilities	$ 140	808
Level 3 [Member]
Financial Instruments (Details) - Schedule of Three Levels of Fair Value Measurements in the Fair Value Hierarchy [Line Items]
Traded shares
Total assets
Liability in respect of warrants
Contingent consideration in business combination		9,558
Total liabilities		9,558
Presented under current liabilities		9,558
Presented under non-current liabilities